Goodwill and Intangibles (Details) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Changes in the carrying amount of goodwill by reportable segment
Goodwill, Ending Balance	$ 76,981	$ 63,405
Service Center Based Distribution Segment [Member]
Changes in the carrying amount of goodwill by reportable segment
Goodwill, Beginning Balance	63,405	63,108
Goodwill acquired during the year	11,700
Other, primarily currency translation	1,876	297
Goodwill, Ending Balance	$ 76,981	$ 63,405